Trade payables and other current liabilities - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Fixed assets payables	€ 200
Increase in accrued expenses	4,200
Accrued expenses - clinical trials	15,550	€ 11,369
Increase / (Decrease) in trade and other payables	1,959	8,675	€ 2,905
Trade payables & other accruals	4,484	6,695
Decrease in payroll tax and other payroll liabilities		600
Payroll tax and other payroll liabilities	6,300	6,900
Decrease in bonus accrual	500
Current contract liabilities	18,100	18,100
ICON Plc
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase / (Decrease) in trade and other payables	(2,200)
LianBio, NBTXR3
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Current contract liabilities				€ 16,500
1100 Study
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Accrued expenses - clinical trials	4,400	2,900
NONORAY-312
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Accrued expenses - clinical trials	11,100	€ 7,100
NONORAY-312 | ICON Plc
Disclosure of Trade Payables and Other Current Liabilities [Line Items]
Increase / (Decrease) in trade and other payables	€ 2,600